CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY - USD ($) $ in Thousands	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Other Comprehensive Income / (Loss)	Retained Earnings
Balance of shares at Dec. 31, 2014		2,600,000	81,859,821
Balance at Dec. 31, 2014	$ 1,282,226	$ 26	$ 819	$ 971,280	$ (747)	$ 310,848
Net loss	(64,713)					(64,713)
Issuance of restricted stock and compensation cost, shares (Note 9(d))			1,100,000
Issuance of restricted stock and compensation cost, value (Note 9(d))	8,279		$ 10	8,269
Dividends on series B preferred stock (Note 9(a))	$ (5,769)					(5,769)
Stock repurchased and retired, shares (Note 9(e))	(413,804)		(413,804)
Stock repurchased and retired, value (Note 9(e))	$ (2,673)		$ (4)	(2,669)
Other comprehensive income / ( loss)	1,016				1,016
Balance of shares at Dec. 31, 2015		2,600,000	82,546,017
Balance at Dec. 31, 2015	1,218,366	$ 26	$ 825	976,880	269	240,366
Net loss	(164,237)					(164,237)
Issuance of restricted stock and compensation cost, shares (Note 9(d))			2,150,000
Issuance of restricted stock and compensation cost, value (Note 9(d))	8,313		$ 22	8,291
Dividends on series B preferred stock (Note 9(a))	$ (5,769)					(5,769)
Stock repurchased and retired, shares (Note 9(e))	0
Other comprehensive income / ( loss)	$ (84)				(84)
Balance of shares at Dec. 31, 2016		2,600,000	84,696,017
Balance at Dec. 31, 2016	1,056,589	$ 26	$ 847	985,171	185	70,360
Net loss	(511,714)					(511,714)
Issuance of common stock, shares (Note 9(c))			20,125,000
Issuance of common stock, value (Note 9(c))	77,311		$ 201	77,110
Issuance of restricted stock and compensation cost, shares (Note 9(d))			1,310,000
Issuance of restricted stock and compensation cost, value (Note 9(d))	8,232		$ 13	8,219
Dividends on series B preferred stock (Note 9(a))	$ (5,769)					(5,769)
Stock repurchased and retired, shares (Note 9(e))	0
Other comprehensive income / ( loss)	$ 109				109
Balance of shares at Dec. 31, 2017		2,600,000	106,131,017
Balance at Dec. 31, 2017	$ 624,758	$ 26	$ 1,061	$ 1,070,500	$ 294	$ (447,123)